Business Acquisitions Business Acquisitions - Desert Sunlight/Spring Canyon/Fuel Cell (Details)	Jun. 30, 2015 USD ($)	May 08, 2015	Apr. 30, 2015	Jun. 30, 2016 MW		Mar. 31, 2016 MW		Dec. 31, 2015 MW		Jun. 29, 2015 USD ($)	May 07, 2015
Business Acquisition [Line Items]
Power Generation Capacity, Megawatts				4,686	[1]	4,687	[2]	4,687	[3]
Utility-Scale Solar [Member]
Business Acquisition [Line Items]
Power Generation Capacity, Megawatts				610	[1]	610	[2]	610	[4]
Wind Farms [Member]
Business Acquisition [Line Items]
Power Generation Capacity, Megawatts				1,999	[1]	1,999	[2]	1,999
Wind Farms [Member] | Spring Canyon [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired											90.10%
Wind Farms [Member] | Spring Canyon II [Member]
Business Acquisition [Line Items]
Power Generation Capacity, Megawatts				32		32		32
Wind Farms [Member] | Spring Canyon III [Member]
Business Acquisition [Line Items]
Power Generation Capacity, Megawatts				28		28		28
Thermal [Member]
Business Acquisition [Line Items]
Power Generation Capacity, Megawatts				20	[1]	124	[2]	124	[4]
Desert Sunlight [Member]
Business Acquisition [Line Items]
Number of Facilities | $										2
Power Generation Capacity, Megawatts				550		550		550
Payments to Acquire Equity Method Investments | $	$ 285,000,000
Desert Sunlight [Member] | Utility-Scale Solar [Member]
Business Acquisition [Line Items]
Equity Method Investment, Ownership Percentage				25.00%		25.00%		25.00%
Supply Commitment Arrangement [Domain] | Spring Canyon [Member]
Business Acquisition [Line Items]
Weighted average remaining amortization period (in years)		24 years
Supply Commitment Arrangement [Domain] | UB Fuel Cell [Member]
Business Acquisition [Line Items]
Weighted average remaining amortization period (in years)			12 years
Supply Commitment Arrangement [Domain] | Southern California Edison [Member] | Desert Sunlight [Member]
Business Acquisition [Line Items]
Weighted average remaining amortization period (in years)	20 years
Supply Commitment Arrangement [Domain] | Pacific Gas and Electric [Member] | Desert Sunlight [Member]
Business Acquisition [Line Items]
Weighted average remaining amortization period (in years)	25 years
Supply Commitment [Member] | Spring Canyon [Member]
Business Acquisition [Line Items]
Weighted average remaining amortization period (in years)		24 years
Supply Commitment [Member] | UB Fuel Cell [Member]
Business Acquisition [Line Items]
Weighted average remaining amortization period (in years)			12 years
Supply Commitment [Member] | Southern California Edison [Member] | Desert Sunlight [Member]
Business Acquisition [Line Items]
Weighted average remaining amortization period (in years)	20 years
Supply Commitment [Member] | Pacific Gas and Electric [Member] | Desert Sunlight [Member]
Business Acquisition [Line Items]
Weighted average remaining amortization period (in years)	25 years
UB Fuel Cell [Member] | Thermal [Member]
Business Acquisition [Line Items]
Power Generation Capacity, Megawatts				1.4		1.4		1.4

[1]	Net capacity represents the maximum, or rated, generating capacity of the facility multiplied by the Company's percentage ownership in the facility as of June 30, 2016.
[2]	a) Net capacity represents the maximum, or rated, generating capacity of the facility multiplied by the Company's percentage ownership in the facility as of March 31, 2016.
[3]	Total net capacity excludes capacity for RPV Holdco and DGPV Holdco, which are consolidated by NRG, as further described in Note 5, Investments Accounted for by the Equity Method and Variable Interest Entities.
[4]	Net capacity represents the maximum, or rated, generating capacity of the facility multiplied by the Company's percentage ownership in the facility as of December 31, 2015.